STI-STAT SUP-1 071416

Statutory Prospectus Supplement dated July 14, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares the Fund listed below:

Invesco Strategic Income Fund

Ivan Bakrac will no longer serve as Portfolio Manager to Invesco Strategic Income Fund. All references to Mr. Bakrac in the prospectus are hereby removed as of the date set forth above.

STI-STAT SUP-1 071416

UCB-STAT SUP-1 071416

Statutory Prospectus Supplement dated July 14, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Unconstrained Bond Fund

Ivan Bakrac will no longer serve as Portfolio Manager to Invesco Unconstrained Bond Fund. All references to Mr. Bakrac in the prospectus are hereby removed as of the date set forth above.

UCB-STAT SUP-1 071416

AIF-STAT SUP-1 071416

Statutory Prospectus Supplement dated July 14, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Infrastructure Fund

Invesco Global Markets Strategy Fund

Invesco Greater China Fund

Invesco International Total Return Fund

Invesco MLP Fund

Invesco Pacific Growth Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

Ivan Bakrac will no longer serve as Portfolio Manager to Invesco Strategic Income Fund and Invesco Unconstrained Bond Fund. All references to Mr. Bakrac in the prospectus are hereby removed as of the date set forth above.

AIF-STAT SUP-1 071416

AIF-SUP-3 071416

Statement of Additional Information Supplement dated July 14, 2016

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor Class, R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco International Total Return Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco MLP Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

Ivan Bakrac will no longer serve as Portfolio Manager to Invesco Strategic Income Fund and Invesco Unconstrained Bond Fund. All references to Mr. Bakrac in Appendix H are hereby removed as of the date set forth above.

AIF-SUP-3 071416